ACQUISITIONS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
Acquisition of Spotlight.Vegas

On September 1, 2025, the Company’s wholly-owned subsidiary, GDC America, Inc., acquired 100% of the issued and outstanding equity interests of BGMD Holdings LLC (d/b/a Spotlight.Vegas), a Nevada limited liability company (“Spotlight.Vegas”) for consideration of (i) a cash payment of $8,000 (subject to adjustments for cash, working capital and indebtedness, among other things), plus (ii) an earnout payment of up to a maximum of $11,000, payable in April 2027 based on financial performance during 2026 and (iii) a second earnout payment of up to a maximum of $11,000, payable in April 2028 based on financial performance during 2027 (the “Spotlight.Vegas Acquisition”). The Company has the option to pay up to 50% of each earnout payment in unregistered ordinary shares. During the year ended December 31, 2025, the cash paid net of cash acquired, working capital and indebtedness acquired and net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders in relation to the Spotlight.Vegas Acquisition was $6,059.

The fair value of the contingent consideration as of September 1, 2025 utilized the following assumptions as part of the option approach methodology: (i) probability of obtaining the financial conditions ranging from 12% - 14%, (ii) discount rates ranging from 8.91% - 8.96%, (iii) volatility of 44% as applied to forecasted performance conditions and (iv) market price of risk adjustment for EBITDA ranging from 16.7% - 18.2%.

At the end of each reporting period, the Company will remeasure the fair value of the Spotlight.Vegas Acquisition contingent consideration. The Company expects to incur gains or losses related to the change in fair value of the contingent consideration until December 31, 2027. The fair value of the contingent consideration as of December 31, 2025 utilized the following assumptions as part of the options approach methodology: (i) probability of obtaining the financial conditions ranging from 0% - 4%, (ii) discount rates ranging from 7.29% - 7.30%, (iii) volatility of 48.6% as applied to forecasted performance conditions and (iv) Market Price Risk of Adjustment for EBITDA ranging from 16.2% - 17.6%.

During the year ended December 31, 2025, the fair value gain on contingent consideration for Spotlight.Vegas Acquisition amounted to $778 and resulted in total contingent consideration balance of $126.

As of June 30, 2026, no remeasurement of the contingent consideration has been performed as the fair value was assessed as of December 31, 2025 and no significant changes in facts and circumstances have occurred since that date. As of June 30, 2026, the total contingent consideration balance of $126 is classified as non-current because it is payable on April 1, 2028.

Spotlight.Vegas helps consumers access experiences such as live events and local attractions through its online booking platform. The principal reason for the Spotlight.Vegas Acquisition was to expand into complementary marketing revenue streams.

The total acquisition-related costs of the Spotlight.Vegas Acquisition amounted to $556 in legal and consulting fees, which were included in general and administrative expenses during the year ended December 31, 2025. No acquisition-related costs were incurred for the six months ended June 30, 2026 and 2025.

The table below outlines the allocation of the purchase price for the acquired identifiable assets and liabilities of Spotlight.Vegas resulting in goodwill:

Purchase price consideration:
Cash paid	6,495
Contingent consideration, at fair value	904
Total acquisition consideration	7,399
Assets acquired:
Cash and cash equivalents	436
Other non-current assets	360
Domain names and related websites	1,550
Acquired technology	2,600
Trade and other receivables	40
Right-of-use assets	89
Total assets acquired	5,075
Liabilities assumed:
Trade and other payables	(1,738)
Borrowings	(393)
Other non-current liability	(206)
Lease liability	(89)
Total liabilities assumed	(2,426)
Total net assets	2,649
Goodwill	4,750
Total acquisition consideration	7,399

OddsJam Acquisition

On January 1, 2025, the Company consummated the acquisition (the “OddsJam Acquisition”) of 100% of the outstanding shares of Odds Holdings, Inc., a Delaware corporation (“Odds Holdings”), the operator of OddsJam.com and OpticOdds.com, pursuant to an Agreement and Plan of Merger dated December 12, 2024 (the “OddsJam Merger Agreement”), by and among the Company, Odyssey Merger Corp., a Delaware corporation and wholly-owned indirect subsidiary of the Company (“Merger Sub”), Odds Holdings, and Shareholder Representative Services LLC, solely in its capacity as representative of the shareholders of Odds Holdings (the “OH Shareholders”). Merger Sub was merged with and into Odds Holdings, with Odds Holdings surviving as our indirect wholly owned subsidiary. In connection with the OddsJam Acquisition, Odds Holdings changed its name to GDC Odds Holdings, Inc., and, following the closing, operates as a wholly owned subsidiary of GDC America, Inc.

The principal reason for the OddsJam Acquisition was to accelerate the Company’s expansion in the United States and sports data services. The OH Shareholders received initial merger consideration of (i) $63,577 in cash (net of escrow amounts and adjustments for working capital and indebtedness, and net of final purchase price adjustment released from the Purchase Price Escrow) and (ii) 708,178 ordinary shares of the Company. The OddsJam Merger Agreement originally provided that the OH Shareholders may benefit from an additional payment of up to a maximum of $60,000 payable based on Odds Holdings’ growth in contribution in fiscal 2025, and a further potential additional payment of up to $80,000 less the 2025 performance amount payable based on Odds Holdings’ achieving a growth in contribution in fiscal 2026. In no event was the Company obligated to pay the OH Shareholders more than $80,000 in additional payments in the aggregate for the 2025 and 2026 earn out periods. If the 2025 performance amount was less than $40,000, then it was to be paid in full in April 2026. If the 2025 performance amount exceeds $40,000, then $40,000 was to be paid in April 2026 and the remainder was to be paid in April 2027. The 2026 performance amount was to be paid in full in April 2027. The Company had the option to pay up to 50% of each of the additional payments in ordinary shares.

Prior to the OddsJam Acquisition, Odds Holdings granted options to certain employees which would have vested in the ordinary course after the OddsJam Acquisition closing date but on or prior to December 31, 2026. In connection with the OddsJam Acquisition, these employees became eligible for a transaction bonus provided that they remain in employment until January 1, 2027 (collectively, the “Transaction Bonuses”). Such costs are being accrued for post-combination on a straight-line basis until the end of the service period (Note 20). During the six months ended June 30, 2026, $2,813 of transaction bonuses were paid, which had been included within accrued bonuses as at December 31, 2025 (Note 17).

The total acquisition-related costs of the OddsJam Acquisition amounted to $2,867 in legal and consulting fees, which were included in general and administrative expenses, of which $925 were incurred for the year ended December 31, 2025 and $1,942 for the year ended December 31, 2024. Acquisition-related costs incurred for the six months ended June 30, 2026 and 2025 amounted to nil and $703, respectively.

In connection with the OddsJam Acquisition, certain acquired assets were transferred to other Company subsidiaries.

As of December 31, 2025, under the purchase price accounting, the Company recognized goodwill of $57,451, which was calculated as the excess of both the consideration paid and liabilities assumed as compared to the fair value of the identifiable assets acquired and represented synergies from combining the Company’s and OddsJam’s operations. Goodwill is not expected to be deductible for tax purposes. The fair value of the ordinary shares issued as part of the OddsJam Acquisition reflected the closing share price at December 31, 2024. The values assigned to the assets acquired and liabilities assumed were based on their estimates of fair value available as of January 1, 2025 as calculated by a third-party valuation firm.

The fair value of the contingent consideration as of January 1, 2025 utilized the following assumptions as part of the option approach methodology: (i) probability of obtaining the financial conditions ranging from 29% - 51%, (ii) discount rates ranging from 7.58% - 7.72%, (iii) volatility of 62.2% as applied to forecasted performance conditions and (iv) Market Price of Risk Adjustment for EBITDA ranging from 13.1% - 14%.

During the three and six months ended June 30, 2025, fair value loss on contingent consideration for the OddsJam Acquisition amounted to $21,159 and $21,632, respectively.

On December 19, 2025, the Company entered into an Amendment to Agreement and Plan of Merger (the “Merger Agreement Amendment”) with the sellers of OddsJam which effectively terminates the earn-out period early and provides that the 2025 and 2026 performance amounts are set at $40,000 each, subject to an early payment discount. As a result of the modification of contingent consideration effective December 19, 2025, the liability was subsequently presented as deferred consideration. The Company has the option, but not the obligation, to pay up to 70% of the 2026 performance amount in ordinary shares. In connection with the Merger Agreement Amendment, the terms of the Transaction Bonuses were amended so that (i) the 2025 Transaction Bonus Amount (as defined in the OddsJam Merger Agreement) was paid in January 2026 together with 50% of the initial bonus pool, and (ii) the 2026 Transaction Bonus Amount together with the remaining amounts in the initial bonus pool is payable in the first payroll after April 1, 2027.

In December 2025, the Company settled the first payment of deferred consideration of $33,570 in cash.

In January 2026, the Company settled the remaining balance of $3,852 in cash to the sellers of OddsJam, representing the final portion of the 2025 performance amount. The payment was reflected in the Statement of Cash Flows partly within investing activities, being the original estimate of the fair value of $1,679, and partly within the operating activities, being the portion related to the fair value movement after the acquisition of $2,173.

The Company early-settled 30% of the 2026 performance amount in cash per the OddsJam Merger Agreement Amended (the "Early Election"), with the cash consideration paid across April and May 2026. In accordance with the contractual terms, the cash portion was discounted at an annualized rate of 10%, calculated on a 365-day basis for the actual number of days elapsed between the Early Election and the original due date of April 1, 2027, resulting in an effective discount of 9.21%. The $10,761 carrying amount was derecognized against $10,435 cash consideration paid, recognizing a $326 gain within Finance income. The payment was reflected in the Interim Condensed Consolidated Statement of Cash Flows partly within investing activities, being the original estimate of the fair value of $2,583, partly within the operating activities, being the portion related to the fair value movement after the acquisition of $7,611, and partly within financing activities, being $241 of interest accreted on the discounted carrying amount of the Early Election consideration.
Further details on the deferred consideration balance, including unwinding costs and cash settlements, are set out in Note 16.
The table below outlines the allocation of the purchase price for the acquired identifiable assets and liabilities of OddsJam resulting in goodwill:

Purchase price consideration:
Cash paid	63,577
Common shares issued, at fair value	9,971
Contingent and deferred consideration, at fair value	24,771
Total acquisition consideration	98,319
Assets acquired:
Cash and cash equivalents	1,141
Trade and other receivables	1,091
Domain names and related websites	8,200
Customer base	26,100
Acquired technology and Software	23,500
Indemnification asset	792
Deferred tax	1,370
Other current assets	127
Total assets acquired	62,321
Liabilities assumed:
Accounts payable and accrued expenses	(882)
Deferred income	(1,502)
Income tax	(1,646)
Deferred tax	(14,845)
Other indirect tax	(792)
Other current liabilities	(1,786)
Total liabilities assumed	(21,453)
Total net assets	40,868
Goodwill	57,451
Total acquisition consideration	98,319

Included in the Interim Condensed Consolidated Statements of Cash Flows for the six months ended June 30, 2026 is a corporate tax refund of $173, related to the pre-acquisition period.
Included in the Interim Condensed Consolidated Statements of Cash Flows for the six months ended June 30, 2025 are payments of $1,607 and $1,716 for payroll taxes and corporate taxes, respectively, related to the pre-acquisition period.